Fixed Income Series	07/01/2010 - 06/30/2011

ICA File Number: 811-07153
Reporting Period: 07/01/2010 - 06/30/2011
T. Rowe Price Fixed Income Series, Inc.

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07153

T. Rowe Price Fixed Income Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 345-3577

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2010 to 06/30/2011

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Fixed Income Series, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 30, 2011

========================= LIMITED-TERM BOND PORTFOLIO ==========================

MARRIOTT VACATION CLUB OWNER 2005-2 NOTES DUE OCT. 2027

Ticker:       N/A            Security ID:  N/A
Meeting Date: MAR 04, 2011   Meeting Type: Consent
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Agree to the Indenture Amendments.      N/A       Yes          Management

--------------------------------------------------------------------------------

MARRIOTT VACATION CLUB OWNER 2006-1 NOTES DUE APR. 2028

Ticker:       N/A            Security ID:  N/A
Meeting Date: MAR 04, 2011   Meeting Type: Consent
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent to the Indenture Amendments.    N/A       Yes          Management

=========================== PRIME RESERVE PORTFOLIO ============================

The Fund held no securities during the period covered by this report in which there was a securityholder vote.  Accordingly, there are no proxy votes to report.

================================= END NPX REPORT ===============================